INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interbank Deposits
Interbank liabilities	$ 606,141	$ 902,132
Total interbank	606,141	902,132
Repurchase agreements and other similar secured borrowing
Short selling operations	273,791	125,682
Temporary transfer of securities	44,888	63,370
Repurchase agreements	151,616
Total Repurchase agreements and other similar secured borrowing	470,295	189,052
Total money market transactions	$ 1,076,436	$ 1,091,184
Repo liabilities
Repurchase agreements and other similar secured borrowing
Debt instrument maturity	30 days	30 days